Description of Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	May 06, 2021 USD ($) $ / shares	Sep. 30, 2020	Feb. 29, 2020
Description of Business and Basis of Presentation [Line Items]
Goodwill	$ 0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Exchange Ratio	0.9406		0.9406
Right-of-use assets	$ 8,742	$ 7,881
Cost of revenues	26,293	11,087
Selling, general and administrative	42,851	10,451
Cash and cash equivalents	168,538	460
Net loss	(100,769)	(37,653)
Net cash used in operating activities	(65,807)	(16,226)
Operating lease obligation - current portion	1,166	1,769
Operating lease obligation, net of current portion	9,260	$ 7,265
Working capital	184,981
Net proceeds as a result of business combination after paying off notes and facilities	$ 216,812
Interest rate (as a percent)				8.00%	8.00%
Convertible Note due in May 2024
Description of Business and Basis of Presentation [Line Items]
Interest rate (as a percent)	7.50%
Convertible senior note	$ 87,863		$ 100,000
Adjustment [Member]
Description of Business and Basis of Presentation [Line Items]
Right-of-use assets	2,272
Cost of revenues	14
Selling, general and administrative	47
Operating lease obligation - current portion	100
Operating lease obligation, net of current portion	$ 2,233